Offerings	May 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	16,611,112
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 431,888,912.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 59,643.86
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase. (c) Represents the additional maximum aggregate offering price being registered in connection with the filing of Amendment No. 3 to the Registration Statement on Form S-1 on May 11, 2026, reflecting an increase in the number of shares being offered (from 63,888,888 to 80,500,000, including shares subject to the underwriters' option to purchase additional shares) and an increase in the proposed maximum offering price per share (from $24.00 to $26.00).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	4,166,666.67
Proposed Maximum Offering Price per Unit	24.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on April 17, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a). (b) No additional registration fee was paid in connection with the filing of Amendment No. 2 to the Registration Statement on Form S-1 on May 8, 2026. The registration fees previously paid were sufficient to cover the total registration fees due at the time. (c) See note 1(b) above.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	59,722,221.33
Proposed Maximum Offering Price per Unit	24.00
Maximum Aggregate Offering Price	$ 1,433,333,311.92
Amount of Registration Fee	$ 197,943.33
Offering Note	(a) The Registrant previously paid a registration fee of $197,943.33 in connection with the filing of the Registration Statement on Form S-1 on May 4, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act. (b) See note 1(b) above.